Shareholder Report	12 Months Ended	120 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000169568
Shareholder Report [Line Items]
Fund Name	Moerus Worldwide Value Fund
Class Name	Class N
Trading Symbol	MOWNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Moerus Worldwide Value Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.moeruscap.com/regulatory-resources/. You can also request this information by contacting us at 1-844-663-7871.
Additional Information Phone Number	1-844-663-7871
Additional Information Website	www.moeruscap.com/regulatory-resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$170	1.50%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Moerus Worldwide Value Fund (“the Fund”) returned +26.88 (net of fees) for the Class N share class, during the twelve months ended November 30, 2024. By comparison, the MSCI All Country World ex USA Index (“MSCI ACWI ex USA”) returned +13.03% (net), while the MSCI All Country World Index (“MSCI ACWI”) returned +26.12% (net) over the same period. In relative terms, U.S. equities generally outperformed international (as evidenced by the MSCI ACWI outperforming the MSCI ACWI ex USA) and the MSCI ACWI Growth Index (+28.98%) outperformed the MSCI ACWI Value Index (+23.18%), driven by large-cap U.S. Technology stocks. Yet despite the above market factors and conditions, which are generally not supportive of the relative performance of the Fund’s strategy, the Fund outperformed the MSCI ACWI and significantly outperformed the MSCI ACWI ex USA during the period. The Fund’s value-conscious, opportunistic, and flexible approach typically results in a portfolio of bottom-up investments that tends to have high active share and low overlap with broader market indices. During the twelve months ended November 30, 2024, the Fund’s strong absolute performance and meaningful relative outperformance was driven by significant individual contributors to performance that included (in order of magnitude): Argentine bank Grupo Financiero Galicia S.A.; online travel agency Despegar.com Corp.; financial services provider Jefferies Financial Group Inc.; Argentine bank Banco Macro S.A.; and residential brokerage company Douglas Elliman, Inc. On the negative side, the most significant detractors from the Fund’s absolute performance during the period included: engineering and consulting services provider John Wood Group PLC; grocery retailer Companhia Brasileira de Distribuição; beauty products retailer Natura & Co. Holding S.A.; Latin American McDonald’s franchisee Arcos Dorados Holdings, Inc.; and Indian bank IDFC First Bank Limited.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Moerus Worldwide Value Fund - Class N	MSCI ACWI ex USA Index	MSCI ACWI Net
May-2016	$10,000	$10,000	$10,000
Nov-2016	$10,600	$10,136	$10,367
Nov-2017	$12,913	$12,933	$12,921
Nov-2018	$11,132	$11,883	$12,795
Nov-2019	$11,521	$13,214	$14,545
Nov-2020	$10,206	$14,472	$16,727
Nov-2021	$12,032	$15,795	$19,951
Nov-2022	$13,631	$13,920	$17,633
Nov-2023	$15,879	$15,209	$19,751
Nov-2024	$20,148	$17,191	$24,909

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 31, 2016)
Moerus Worldwide Value Fund - Class N	26.88%	11.83%	8.59%
MSCI ACWI ex USA Index	13.03%	5.40%	6.58%
MSCI ACWI Net	26.12%	11.36%	11.33%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 87,027,057	$ 87,027,057
Holdings Count | Holding	39	39
Advisory Fees Paid, Amount	$ 501,359
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$87,027,057 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$501,359 Portfolio Turnover46%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	2.6%
Consumer Staples	3.5%
Communications	3.7%
Industrials	3.7%
Consumer Discretionary	3.9%
Energy	8.5%
Real Estate	16.5%
Materials	17.8%
Financials	38.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Jefferies Financial Group, Inc.	4.1%
Douglas Elliman, Inc.	4.1%
Grupo Financiero Galicia S.A. - ADR	4.0%
Despegar.com Corporation	3.7%
Dundee Corporation	3.6%
Hong Kong Exchanges & Clearing Ltd.	3.5%
Wheaton Precious Metals Corporation	3.3%
Standard Chartered PLC	3.1%
Enerflex Ltd.	2.9%
ESR Group Ltd.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000169569
Shareholder Report [Line Items]
Fund Name	Moerus Worldwide Value Fund
Class Name	Institutional Class
Trading Symbol	MOWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Moerus Worldwide Value Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.moeruscap.com/regulatory-resources/. You can also request this information by contacting us at 1-844-663-7871.
Additional Information Phone Number	1-844-663-7871
Additional Information Website	www.moeruscap.com/regulatory-resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$142	1.25%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Moerus Worldwide Value Fund (“the Fund”) returned +27.13% (net of fees) for the Institutional Class during the twelve months ended November 30, 2024. By comparison, the MSCI All Country World ex USA Index (“MSCI ACWI ex USA”) returned +13.03% (net), while the MSCI All Country World Index (“MSCI ACWI”) returned +26.12% (net) over the same period. In relative terms, U.S. equities generally outperformed international (as evidenced by the MSCI ACWI outperforming the MSCI ACWI ex USA) and the MSCI ACWI Growth Index (+28.98%) outperformed the MSCI ACWI Value Index (+23.18%), driven by large-cap U.S. Technology stocks. Yet despite the above market factors and conditions, which are generally not supportive of the relative performance of the Fund’s strategy, the Fund outperformed the MSCI ACWI and significantly outperformed the MSCI ACWI ex USA during the period. The Fund’s value-conscious, opportunistic, and flexible approach typically results in a portfolio of bottom-up investments that tends to have high active share and low overlap with broader market indices. During the twelve months ended November 30, 2024, the Fund’s strong absolute performance and meaningful relative outperformance was driven by significant individual contributors to performance that included (in order of magnitude): Argentine bank Grupo Financiero Galicia S.A.; online travel agency Despegar.com Corp.; financial services provider Jefferies Financial Group Inc.; Argentine bank Banco Macro S.A.; and residential brokerage company Douglas Elliman, Inc. On the negative side, the most significant detractors from the Fund’s absolute performance during the period included: engineering and consulting services provider John Wood Group PLC; grocery retailer Companhia Brasileira de Distribuição; beauty products retailer Natura & Co. Holding S.A.; Latin American McDonald’s franchisee Arcos Dorados Holdings, Inc.; and Indian bank IDFC First Bank Limited.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Moerus Worldwide Value Fund - Institutional Class	MSCI ACWI ex USA Index	MSCI ACWI Net
05/31/16	$100,000	$100,000	$100,000
11/30/16	$106,100	$101,365	$103,669
11/30/17	$129,617	$129,331	$129,211
11/30/18	$112,054	$118,834	$127,947
11/30/19	$116,173	$132,138	$145,445
11/30/20	$103,200	$144,721	$167,275
11/30/21	$121,971	$157,948	$199,509
11/30/22	$138,561	$139,197	$176,325
11/30/23	$161,821	$152,088	$197,509
11/30/24	$205,715	$171,912	$249,093

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 31, 2016)
Moerus Worldwide Value Fund - Institutional Class	27.13%	12.11%	8.86%
MSCI ACWI ex USA Index	13.03%	5.40%	6.58%
MSCI ACWI Net	26.12%	11.36%	11.33%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 87,027,057	$ 87,027,057
Holdings Count | Holding	39	39
Advisory Fees Paid, Amount	$ 501,359
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$87,027,057 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$501,359 Portfolio Turnover46%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	2.6%
Consumer Staples	3.5%
Communications	3.7%
Industrials	3.7%
Consumer Discretionary	3.9%
Energy	8.5%
Real Estate	16.5%
Materials	17.8%
Financials	38.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Jefferies Financial Group, Inc.	4.1%
Douglas Elliman, Inc.	4.1%
Grupo Financiero Galicia S.A. - ADR	4.0%
Despegar.com Corporation	3.7%
Dundee Corporation	3.6%
Hong Kong Exchanges & Clearing Ltd.	3.5%
Wheaton Precious Metals Corporation	3.3%
Standard Chartered PLC	3.1%
Enerflex Ltd.	2.9%
ESR Group Ltd.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.